UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management, L.P.
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Address:   640 Fifth Avenue, 20th Floor
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           New York, NY 10019
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           --------------------------------------------------

Form 13F File Number:  28-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
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Signature, Place, and Date of Signing:

     /s/ Dan Sapadin         New York, NY                    2/17/2009
       -------------------   ------------------------------  -------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        19
                                               -------------

Form 13F Information Table Value Total:        $2,606,656
                                               -------------
                                                (thousands)


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name


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
                           Form 13F INFORMATION TABLE


         COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- ---------------- --------- --------- ------------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- -------- ----
CHINA NEPSTAR CHAIN DRUGSTOR  SPONSORED ADR    16943C109     1,121    222,000 SH          SOLE                222,000    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
CIGNA CORP                    COM              125509109   135,531  8,043,409 SH          SOLE              8,043,409    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
CONSOL ENERGY INC             COM              20854P109    15,545    543,920 SH          SOLE                543,920    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109     8,836    972,100 SH          SOLE                972,100    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
HUNTINGTON BANCSHARES INC     PFD CONV SER A   446150401    28,963     41,000 SH          SOLE                 41,000    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
JOY GLOBAL INC                COM              481165108    80,031  3,496,335 SH          SOLE              3,496,335    0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
LEAP WIRELESS INTL INC        COM NEW          521863308   177,670  6,607,279 SH          SOLE              6,607,279    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
MI DEVS INC                   CL A SUB VTG     55304X104    12,479  1,672,800 SH          SOLE              1,672,800    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
MIRANT CORP NEW               *W EXP 01/03/201 60467R118     1,501    428,801 SH          SOLE                428,801    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
NAVISTAR INTL CORP NEW        COM              63934E108   148,868  6,962,965 SH          SOLE              6,962,965    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
SCHERING PLOUGH CORP          COM              806605101    24,542  1,441,100 SH          SOLE              1,441,100    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
SP ACQUISITION HOLDINGS INC   UNIT 99/99/9999  78470A203    13,680  1,500,000 SH          SOLE              1,500,000    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
SPDR GOLD TRUST               GOLD SHS         78463V107     9,370    108,300 SH          SOLE                108,300    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
SPDR TR                       UNIT SER 1       78462F103 1,603,366 17,767,800 SH  PUT     SOLE             17,767,800    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
STEEL DYNAMICS INC            COM              858119100    87,983  7,869,703 SH          SOLE              7,869,703    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
TEXAS INDS INC                COM              882491103    26,113    756,900 SH          SOLE                756,900    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
UAL CORP                      COM NEW          902549807    77,386  7,022,300 SH  CALL    SOLE              7,022,300    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
WILLIAMS COS INC DEL          COM              969457100   135,501  9,357,811 SH          SOLE              9,357,811    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
WEYERHAEUSER CO               COM              962166104    18,170    593,600 SH          SOLE                593,600    0       0
----------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- --------------
